Summary of Significant Accounting Policies (Details 3) (USD $)						3 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Jan. 31, 2012	Apr. 30, 2013 Cash and Cash Equivalents Credit Risk item	Jan. 31, 2013 Cash and Cash Equivalents Credit Risk	Apr. 30, 2013 Accounts receivable Significant Customers
Concentration of Credit Risk and Significant Customers
Certificates of deposits fully insured by the Federal Deposit Insurance Corporation				$ 8,500,000	$ 12,500,000
Security held in a money market mutual fund that invests primarily in short-term United States Treasury securities				88,400,000
Number of financial institutions where remaining cash and cash equivalents were held in demand deposits or bank money market account				1
Accounts receivable	$ 11,743,000	$ 16,318,000	$ 11,904,000			$ 1,200,000
Percentage of accounts receivable						10.30%